Annual Total Returns - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity Preferred Securities & Income ETF	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 15, 2021
Fidelity Preferred Securities & Income ETF
Bar Chart Table:
Annual Return 2022	(16.99%)